UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/10 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2010 (Unaudited)

Shares		Value

Common Stocks — 68.1%

Consumer Discretionary — 9.3%
35,000	Aeropostale, Inc. *	$813,750
10,000	AutoZone, Inc. *	2,289,100
24,000	BorgWarner, Inc. *	1,262,880
39,000	Buckle, Inc. (The)	1,035,060
5,000	Chipotle Mexican Grill, Inc. *	860,000
25,000	Coinstar, Inc. *	1,074,750
54,000	Guess?, Inc.	2,194,020
6,000	hhgregg, Inc. *	148,560
20,000	J. Crew Group, Inc. *	672,400
19,000	Jo-Ann Stores, Inc. *	846,450
87,000	Johnson Controls, Inc.	2,653,500
83,000	LKQ Corp. *	1,726,400
28,000	O’Reilly Automotive, Inc. *	1,489,600
28,000	Phillips-Van Heusen Corp.	1,684,480
2,000	Priceline.com, Inc. *	696,680
6,700	Strayer Education, Inc.	1,169,150
44,000	TJX Companies, Inc. (The)	1,963,720
6,000	Tractor Supply Co.	237,960
34,000	TRW Automotive Holdings Corp. *	1,413,040
37,000	Tupperware Brands Corp.	1,693,120
29,000	Warnaco Group, Inc. (The) *	1,482,770
38,000	WMS Industries, Inc. *	1,446,660
30,000	Wolverine World Wide, Inc.	870,300
10,000	Wyndham Worldwide Corp.	274,700
42,000	Yum! Brands, Inc.	1,934,520
		31,933,570
Consumer Staples — 2.7%
16,900	British American Tobacco PLC ADR	1,262,599
25,000	Church & Dwight Co., Inc.	1,623,500
13,000	Energizer Holdings, Inc. *	873,990
56,000	Flowers Foods, Inc.	1,391,040
40,500	Green Mountain Coffee Roasters, Inc. *	1,263,195
30,000	Hormel Foods Corp.	1,338,000
16,000	TreeHouse Foods, Inc. *	737,600
23,000	Whole Foods Market, Inc. *	853,530
		9,343,454
Energy — 2.5%
11,000	Concho Resources, Inc. *	727,870
50,000	FMC Technologies, Inc. *	3,414,500
22,200	Range Resources Corp.	846,486
22,000	SM Energy Co.	824,120
40,950	Southern Union Co.	985,257
15,000	Southwestern Energy Co. *	501,600
15,000	Tenaris S.A. ADR	576,300
32,000	World Fuel Services Corp.	832,320
		8,708,453
Financials — 5.3%
6,000	Affiliated Managers Group, Inc. *	468,060
37,000	AFLAC, Inc.	1,913,270
4,000	Arch Capital Group Ltd. *	335,200
11,000	Banco Bilbao Vizcaya Argentaria, S.A. ADR	148,280
56,000	Bank of Hawaii Corp.	2,515,520
12,500	BlackRock, Inc.	2,128,125
35,000	DuPont Fabros Technology, Inc.	880,250
36,000	Eaton Vance Corp.	1,045,440
15,000	Franklin Resources, Inc.	1,603,500
8,800	Goldman Sachs Group, Inc. (The)	1,272,304
7,000	MSCI, Inc. Class A *	232,470
28,800	Royal Bank of Canada	1,501,344
26,000	T. Rowe Price Group, Inc.	1,301,690
11,284	Toronto-Dominion Bank (The)	815,382
46,000	U.S. Bancorp	994,520
46,000	Wells Fargo & Co.	1,155,980
		18,311,335
Health Care — 11.3%
22,000	Acorda Therapeutics, Inc. *	726,440
9,600	Alcon, Inc.	1,601,184
34,000	Alexion Pharmaceuticals, Inc. *	2,188,240
17,400	Allergan, Inc.	1,157,622
6,000	Amedisys, Inc. *	142,800
12,000	Cerner Corp. *	1,007,880
50,000	DENTSPLY International, Inc.	1,598,500
12,000	Edwards Lifesciences Corp. *	804,600
14,000	Emergency Medical Services Corp. Class A *	745,500
104,000	Express Scripts, Inc. *	5,064,800
1,400	Fresenius Medical Care AG & Co. KGaA ADR	86,436
52,000	Henry Schein, Inc. *	3,046,160
10,000	Hospira, Inc. *	570,100
46,000	IDEXX Laboratories, Inc. *	2,839,120
35,000	Illumina, Inc. *	1,722,000
11,000	Intuitive Surgical, Inc. *	3,121,140
13,000	Masimo Corp.	355,030
21,000	Mettler-Toledo International, Inc. *	2,613,240
10,000	Novo Nordisk A/S ADR	984,400
47,250	Owens & Minor, Inc.	1,344,735
22,000	ResMed, Inc. *	721,820
16,000	SXC Health Solutions Corp. *	583,520
9,300	Techne Corp.	574,089
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,477,000
32,000	Thermo Fisher Scientific, Inc. *	1,532,160
24,200	United Therapeutics Corp. *	1,355,442
10,000	Warner Chilcott PLC Class A	224,400
17,000	West Pharmaceutical Services, Inc.	583,270
		38,771,628

1

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2010 (Unaudited)

Industrials — 17.0%
16,000	Acuity Brands, Inc.	$707,840
15,000	Alliant Techsystems, Inc. *	1,131,000
73,500	AMETEK, Inc.	3,511,095
12,000	Babcock & Wilcox Co. *	255,360
14,000	Barnes Group, Inc.	246,260
25,000	BE Aerospace, Inc. *	757,750
35,000	C.H. Robinson Worldwide, Inc.	2,447,200
32,000	Canadian National Railway Co.	2,048,640
34,000	CLARCOR, Inc.	1,313,420
27,000	Copart, Inc. *	890,190
52,000	Corrections Corp. of America *	1,283,360
28,000	Curtiss-Wright Corp.	848,400
39,200	Danaher Corp.	1,591,912
17,000	DigitalGlobe, Inc. *	516,800
23,000	Donaldson Co., Inc.	1,083,990
54,800	EMCOR Group, Inc. *	1,347,532
21,000	EnerSys *	524,370
23,000	Esterline Technologies Corp. *	1,316,290
16,000	Flowserve Corp.	1,750,720
22,000	General Dynamics Corp.	1,381,820
63,000	Geo Group, Inc. (The) *	1,471,050
20,000	Hunt (J.B.) Transport Services, Inc.	694,000
42,000	IDEX Corp.	1,491,420
19,000	IHS, Inc. Class A *	1,292,000
57,000	ITT Corp.	2,669,310
40,000	Kansas City Southern *	1,496,400
11,000	Kirby Corp. *	440,660
21,000	L-3 Communications Holdings, Inc.	1,517,670
34,000	Lennox International, Inc.	1,417,460
24,000	McDermott International, Inc. *	354,720
20,000	Navistar International Corp. *	872,800
25,000	Polypore International, Inc. *	754,000
58,000	Quanta Services, Inc. *	1,106,640
63,500	Republic Services, Inc.	1,936,115
18,000	Rockwell Collins, Inc.	1,048,500
29,000	Roper Industries, Inc.	1,890,220
36,000	Stericycle, Inc. *	2,501,280
17,000	Toro Co. (The)	955,910
19,000	TransDigm Group, Inc.	1,178,950
36,000	United Technologies Corp.	2,564,280
14,000	URS Corp. *	531,720
13,600	Valmont Industries, Inc.	984,640
13,000	W.W. Grainger, Inc.	1,548,430
51,000	Waste Connections, Inc. *	2,022,660
24,000	Woodward Governor Co.	778,080
		58,472,864
Information Technology — 8.1%
17,000	Accenture PLC Class A	722,330
13,000	Acme Packet, Inc. *	493,220
48,000	Amphenol Corp. Class A	2,351,040
12,000	Anixter International, Inc. *	647,880
19,000	ANSYS, Inc. *	802,750
4,000	Apple, Inc. *	1,135,000
70,000	Aruba Networks, Inc. *	1,493,800
7,000	Blackboard, Inc. *	252,280
18,000	Cavium Networks, Inc. *	517,680
23,000	Check Point Software Technologies Ltd. *	849,390
58,000	Cognizant Technology Solutions Corp. Class A *	3,739,260
8,000	CommVault Systems, Inc *	208,240
22,000	Concur Technologies, Inc. *	1,087,680
6,000	DG Fastchannel, Inc. *	130,500
31,400	Dolby Laboratories, Inc. Class A *	1,783,834
18,800	Equinix, Inc. *	1,924,180
21,000	FactSet Research Systems, Inc.	1,703,730
32,000	Informatica Corp. *	1,229,120
7,000	Itron, Inc. *	428,610
23,000	Nuance Communications, Inc. *	359,720
18,400	Salesforce.com, Inc. *	2,057,120
20,000	Solera Holdings, Inc.	883,200
22,000	Teradata Corp. *	848,320
16,000	TIBCO Software, Inc. *	283,840
6,000	VeriFone Holdings, Inc. *	186,420
13,000	VistaPrint NV *	502,450
15,000	VMware, Inc. Class A *	1,274,100
		27,895,694
Materials — 8.0%
17,000	Air Products & Chemicals, Inc.	1,407,940
15,000	Airgas, Inc.	1,019,250
32,200	Albemarle Corp.	1,507,282
30,000	AptarGroup, Inc.	1,370,100
14,000	Ball Corp.	823,900
27,500	Celanese Corp. Series A	882,750
40,000	Cliffs Natural Resources, Inc.	2,556,800
29,000	Crown Holdings, Inc. *	831,140
65,000	Ecolab, Inc.	3,298,100
22,000	FMC Corp.	1,505,020
19,000	Greif, Inc. Class A	1,117,960
23,500	Lubrizol Corp. (The)	2,490,295
6,000	NewMarket Corp.	682,080
32,000	Praxair, Inc.	2,888,320
8,000	Rockwood Holdings, Inc. *	251,760
19,000	Scotts Miracle-Gro Co. (The) Class A	982,870
48,400	Sigma-Aldrich Corp.	2,922,392
24,000	Valspar Corp. (The)	764,400
		27,302,359
Telecommunication Services — 2.2%
46,000	American Tower Corp. Class A *	2,357,960
42,000	Crown Castle International Corp. *	1,854,300
44,000	SBA Communications Corp. Class A *	1,773,200
12,300	Telefonica S.A. ADR	912,045
38,000	TW Telecom, Inc. *	705,660
		7,603,165

2

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2010 (Unaudited)

Utilities — 1.7%
62,000	EQT Corp.	$2,235,720
20,600	ITC Holdings Corp.	1,282,350
7,000	Questar Corp.	122,710
21,000	South Jersey Industries, Inc.	1,038,870
17,000	Wisconsin Energy Corp.	982,600
		5,662,250
	Total Common Stocks (Cost $160,160,620)	234,004,772

Principal
Amount		Value

U.S. Government Agency Obligations — 7.1%
$4,000,000	Federal Home Loan Banks, 1.38%, 5/16/11	$4,026,704
1,398,149	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13	1,419,308
223,643	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	238,489
55,660	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	59,164
86,979	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	92,455
262,860	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	279,406
330,602	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	347,578
3,386,170	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	3,509,048
1,641,975	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	1,715,742
1,726,050	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	1,856,451
1,618,930	Federal National Mortgage Association, 5.00%, 11/1/34	1,715,402
772,422	Government National Mortgage Association, 5.50%, 1/15/36	832,967
7,846,639	Government National Mortgage Association, 5.50%, 8/20/37	8,438,103
	Total U.S. Government Agency Obligations (Cost $23,402,478)	24,530,817

U.S. Treasury Obligations — 8.6%
4,000,000	U.S. Treasury Notes, 1.13%, 6/30/11	4,026,248
6,000,000	U.S. Treasury Notes, 1.00%, 8/31/11	6,039,846
10,000,000	U.S. Treasury Notes, 1.00%, 9/30/11	10,069,920
3,561,000	U.S. Treasury Notes, 1.88%, 7/15/13 (1)	3,784,673
4,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	5,523,124
	Total U.S. Treasury Obligations (Cost $27,517,628)	29,443,811

Corporate Bonds & Notes — 4.1%
Basic Materials — 0.3%
1,000,000	EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,069,657
		1,069,657
Communications — 0.7%
2,000,000	BellSouth Corp., 5.20%, 9/15/14	2,249,086
		2,249,086
Consumer, Non-cyclical — 0.6%
1,000,000	Pfizer, Inc., 5.35%, 3/15/15	1,153,744
1,000,000	Campbell Soup Co., 3.05%, 7/15/17	1,052,641
		2,206,385
Energy — 0.7%
1,000,000	ConocoPhillips, Fixed, 4.60%, 1/15/15	1,123,100
1,000,000	Halliburton Co., Fixed, 6.15%, 9/15/19	1,193,506
		2,316,606
Financial — 1.5%
6,000,000	SLM Corp., 2.77%, 4/1/14 (2)	5,040,360
		5,040,360
Industrial — 0.3%
1,000,000	Boeing Co. (The), Fixed, 3.50%, 2/15/15	1,081,471
		1,081,471
	Total Corporate Bonds & Notes
	(Cost $14,123,814)	13,963,565

	Total Investments — 87.9%
	(Cost $225,204,540)	$301,942,965

Short-Term Investments — 12.0%
Repurchase Agreements — 12.0%
41,000,000	With Morgan Stanley, 0.18%, dated 09/30/10, due 10/01/10, delivery value $41,000,205 (collateralized by $40,850,000 U.S. Treasury Notes 1.3750%, due 05/15/13, with a value of $41,922,313)	41,000,000

	Total Short-Term Investments
	(Cost $41,000,000)	41,000,000
Cash And Other Assets In Excess Of Liabilities — 0.1%		469,120
Net Assets (3) —100.0%		$343,412,085
Net Asset Value Per Outstanding Share
($343,412,085 ÷ 20,659,690 shares outstanding)		$16.62

*	Non-income producing.
(1)	Treasury Inflation-Protection Security (TIPS)
(2)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.

3

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2010 (Unaudited)

(3)
For federal income tax purposes, the aggregate cost was $266,204,540, aggregate gross unrealized appreciation was $82,597,842, aggregate gross unrealized depreciation was $5,859,417 and the net unrealized appreciation was $76,738,425.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust

4

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$234,004,772	$0	$0	$234,004,772
U.S. Government Agency Obligations	0	24,530,817	0	24,530,817
U.S. Treasury Obligations	0	29,443,811	0	29,443,811
Corporate Bonds & Notes	0	13,963,565	0	13,963,565
Short-Term Investments	0	41,000,000	0	41,000,000

Total Investments in Securities	$234,004,772	$108,938,193	$0	$342,942,965

As of September 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended September 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2010